                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-22172
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                       Investment Company Act file number

                              WORLD FUNDS TRUST
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              (Exact name of registrant as specified in charter)

            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
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              (Address of principal executive offices) (Zip code)

                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

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                    (Name and address of agent for service)

                                 (804)267-7400
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              Registrant's telephone number, including area code:

                        Date of fiscal year end: 07/31
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                      Date of reporting period: 04/30/2010
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ITEM 1. SCHEDULE OF INVESTMENTS.

World Funds Trust

QUARTERLY STATEMENTS OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
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CONTENTS:

Sherwood Forest Long/Short Fund

SHERWOOD FOREST LONG/SHORT FUND SCHEDULE OF INVESTMENTS April 30, 2010 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	EXCHANGE-TRADED FUNDS	39.30%

	COMMODITY	2.34%
4,300	SPDR Gold Trust		496,134

	CURRENCY	1.19%
10,500	PowerShares DB US Dollar Index Bullish Fund*		251,475

	FIXED INCOME	8.34%
2,300	iShares Barclays US Treasury Inflation Protected Securities Fund		243,938
4,900	ProShares Short 20+ Year Treasury		235,837
28,100	SPDR Barclays Capital 1-3 Month T-Bill ETF		1,288,104
			1,767,879

	EQUITY SECTORS	14.89%
5,100	iShares Dow Jones U.S. Basic Materials Sector Index Fund		326,553
1,800	iShares Dow Jones US Consumer Services Sector Index Fund		113,796
2,000	iShares Dow Jones U.S. Industrial Sector Index Fund		121,900
4,000	iShares S&P Global Materials Index Fund		247,440
12,100	Market Vectors Agribusiness ETF		516,549
3,800	Market Vectors Steel Index Fund		242,174
3,200	Short Financials ProShares		123,744
7,300	iShares Dow Jones U.S. Energy Sector Index Fund		253,018
10,100	iShares S&P North American Natural Resources Sector Index Fund		366,226
6,400	Market Vectors-Coal ETF		239,104
4,000	iShares Dow Jones U.S. Technology Sector Index Fund		239,640
15,400	UltraShort QQQ ProShares		245,322
3,000	Short QQQ ProShares		120,330
			3,155,796

	INTERNATIONAL	4.67%
6,400	iShares FTSE/Xinhua China 25 Index Fund		261,248
3,300	iShares MSCI Brazil Index Fund		240,163
2,300	iShares MSCI South Korea Index Fund		119,439
10,900	PowerShares India Portfolio		245,577
3,300	Short MSCI Emerging Markets ProShares		123,420
			989,847

	LARGE CAP	3.42%
8,200	UltraShort S&P500 ProShares		244,770
9,300	UltraShort Dow30 ProShares		237,336
2,500	Short Dow30 ProShares		122,000
2,500	Short S&P500 ProShares		121,525
			725,631

	MID CAP	2.24%
1,400	iShares S&P MidCap 400 Index Fund		115,010
3,100	Short MidCap400 ProShares		119,195
14,500	UltraShort MidCap400 ProShares		239,685
			473,890

	SMALL CAP	2.22%
1,700	iShares Russell 2000 Index Fund		121,686
3,200	Short Russell2000 ProShares		121,024
13,200	UltraShort Russell 2000 ProShares		227,040
			469,750

	TOTAL EXCHANGE-TRADED FUNDS	39.30%	8,330,402

	INVESTMENT COMPANIES	60.70%
12,865,776	Federated Treasury Obligations Fund 0.01%*		12,865,776

	TOTAL INVESTMENTS:	100.00%	21,196,178

*Effective 7 day yield as of April 30, 2010.

FAS 157 Footnote Disclosure:

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("FAS 157")
defines “fair value” as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Valuation Inputs:		Investment in Securities:
Level 1 - Quoted Prices		$ 21,196,178
Level 2 - Other Significant Observable Inputs		$ -
Level 3 - Significant Unobservable Inputs		$ -
Total:		$ 21,196,178

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities
Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio
Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the
Registrant's disclosure controls and procedures. Based on such evaluation, the
Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the
Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the
Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
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By:  /s/ John Pasco, III
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         John Pasco, III
         Principal Executive Officer

Date:    July 14, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
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         John Pasco, III
         Principal Executive Officer

Date:    July 14, 2010

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By:  /s/ Karen Shupe
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        Karen Shupe
        Principal Financial Officer

Date:   July 14, 2010

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